Accrued and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued and Other Current Liabilities
Note 6. Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Accrued professional fees	$2,406	$481
Accrued compensation and benefits	1,105	1,840
Accrued financing costs	31	194
Other	123	193

Accrued and other current liabilities	$3,665	$2,708

Note 7. Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Accrued compensation and benefits	$1,840	$1,066
Accrued professional fees	481	18
Accrued financing costs	194	—
Accrued tax payable	106	145
Deferred rent	—	87
Other	87	130

Total accrued and other current liabilities	$2,708	$1,446